Income taxes (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 5,195	$ 10,015
Research and development expenses carryforward	2,448	3,200
Accrued and other	2,976	2,545
Share-based compensation	16,564	14,129
Capital loss due to sale of subsidiary	2,672	0
Capped call transaction	0	5,188
Operating lease liabilities	577	758
Acquired Intangible assets	168	392
Total deferred tax asset before valuation allowance	30,600	36,227
Valuation allowance	(2,672)	(10,061)
Total deferred tax asset after valuation allowance	27,928	26,166
Deferred tax liabilities:
Operating lease ROU assets	(493)	(732)
Acquired Intangible assets	(4,089)	(5,244)
Accrued and other	(484)	(1,495)
Total deferred tax liability	(5,066)	(7,471)
Net deferred taxes	$ 22,862	$ 18,695